RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
5.	RELATED PARTY TRANSACTIONS

Nordic American Offshore Ltd.:

In December 2013, NAT entered into a management agreement with NAO for the provision of administrative services.  For services under the management agreement, NAT received a management fee of $100,000 for 2018, 2017 and 2016, respectively, and is reimbursed for cost incurred in connection with its services.  NAT also receives reimbursement for a portion of the general and administrative costs such as salary and office rent, among others, incurred by NAT, which is attributable to NAO.  For the year ended December 31, 2018, 2017 and 2016, the Company recognized an aggregate of $2.3 million, $2.3 million and $2.2 million, respectively, for such costs incurred which was included in General and Administrative Expenses.

Board Member and Employees:

Mr. Jan Erik Langangen, Board Member and advisor of the Company, is a partner of Langangen & Helset Advokatfirma AS, a firm which provides legal services to the Company. The Company recognized $0.1 million, $0.1 million and $0.3 million in costs in each of the years ended December 31, 2018, 2017 and 2016, respectively, for the services provided by Langangen & Helset Advokatfirma AS. These costs are included in General and Administrative Expenses. No amounts were due to the related party as of December 31, 2018 and 2017.

In 2014, the Company entered into an agreement with an immediate family member of the Chairman for the use of an asset for corporate and marketing activities. The Company paid a fixed annual fee and fees associated with actual use. This agreement was terminated in 2017. The cost of this arrangement for the year ended December 31, 2016 was $0.1 million, which is included in General and Administrative costs. In 2018 and 2017, use of the asset was paid for upon utilization and the Company recognized $0.4 million and $0.2 million, respectively. No amounts were due to the related party as of December 31, 2018, 2017 or 2016 related to use of the asset. As of December 31, 2018 the Company has a receivable of $0.2 million related to prepayments to our Chairman.